SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of selling, general and administrative expenses

	2017	2016	2015
Network and IT costs	1,185	1,043	1,017
Personnel costs	927	775	848
Customer associated costs	893	822	860
Losses on receivables	59	58	51
Taxes, other than income taxes	219	244	227
Other	465	726	1,560

Total selling, general and administrative expenses	3,748	3,668	4,563